Maximum Potential Amount of Future Payments of Performance Guarantees Guarantees on Loans Guarantees on Securities and Other Guarantees Classified Based on Internal Ratings (Detail) - JPY (¥)
¥ in Billions
		Mar. 31, 2015	Mar. 31, 2014
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount		¥ 4,291	¥ 3,803
Investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	[1]	3,267	2,673
Non-investment grade
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount		¥ 1,024	¥ 1,130

[1]	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.